EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	$ 15,065	$ 15,633
Acquisition of Beadell (note 5)	309
Change in reclamation and remediation provision	304	(568)
Foreign exchange translation difference	(6,150)	(15)
Foreign exchange translation difference	(19)
Exploration and evaluation assets, end of period	15,659	15,065
Santa Rosa Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	988	988
Exploration and evaluation assets, end of period	988	988
El Horcon Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	1,124	1,124
Exploration and evaluation assets, end of period	1,124	1,124
Coricancha [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	12,953	13,521
Change in reclamation and remediation provision	304	(568)
Exploration and evaluation assets, end of period	13,257	$ 12,953
Tucano [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of Beadell (note 5)	309
Foreign exchange translation difference	(19)
Exploration and evaluation assets, end of period	$ 290